[GRAPHIC APPEARS HERE]	Jessica N. Bentley Principal Counsel 400 Howard Street San Francisco, CA 94105 Telephone +1 415 894 6504 Jessica.Bentley@barclaysglobal.com

October 7, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust
         Securities Act File No. 333-92935;
         Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares 10+ Year Government/Credit Bond Fund, a series of the Trust, dated October 5, 2009, do not differ from those contained in Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 5, 2009.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 894-6504.

Yours truly,

/s/Jessica N. Bentley

Jessica N. Bentley

cc:                  Benjamin J. Haskin Esq.